Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of year ended June 30,
	2025	2024
Accounts receivable	$307,836	$271,165
Accounts receivable – related parties	11,265	22,928
Less: allowance for expected credit loss	(14,237)	(25,676)
	$304,864	$268,417

The movement of allowances for expected credit loss is as follow:

	As of year ended June 30,
	2025	2024
Balance at beginning of the year	$(25,676)	$(19,015)
Reversal of provision	11,439	—
Provision	—	(6,661)
Ending balance	$(14,237)	$(25,676)